CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Product sales	$ 2,331,804	$ 1,334,518	$ 4,681,261	$ 2,412,464	$ 5,401,957	$ 3,471,994
Consulting and other income					91,750	128,242
Less returns and allowances		(34,321)	(99,039)	(117,195)	(41,184)	(80,432)
Net revenue	2,331,804	1,300,197	4,582,222	2,295,269	5,452,523	3,519,803
Cost of Goods Sold	916,720	330,791	1,997,462	663,769	1,883,160	1,103,443
Gross Profit	1,415,084	969,406	2,584,760	1,631,500	3,569,364	2,416,359
Operating Costs and Expenses
Selling and marketing	776,751	247,134	1,388,274	519,328	1,478,196	1,201,874
General and administrative	701,525	492,001	1,451,572	903,983	2,272,149	1,649,808
Total operating costs and expenses	1,478,276	739,135	2,839,846	1,423,311	3,750,345	2,851,682
Operating Income (Loss)	(63,192)	230,271	(255,086)	208,189	(180,981)	(435,324)
Other Income (Expense)
Interest income	(149)		(149)			(1,975)
Other	6,069	2,151	7,103	51,423	31,168	121,077
Total other income (expense)	5,920	2,151	6,954	51,423	31,168	119,102
Income (Loss) Before Taxes	(57,272)	232,422	(248,132)	259,612	(149,813)	(316,222)
Income Tax Provision (Benefit)
Net Income (Loss)	(57,272)	232,422	(248,132)	259,612	(149,813)	(316,222)
Net Loss Attributable to Non-Controlling Interest			2,292		12,740
Net Income (Loss) Attributable to Shareholders of Divine Skin, Inc.	$ (57,272)	$ 232,422	$ (245,840)	$ 259,612	$ (137,073)	$ (316,222)
Basic Earnings per Share:
Weighted average shares	99,742,719	91,808,979	98,072,787	91,341,145	92,668,273	91,240,812
Earnings per share	$ (0.001)	$ 0.003	$ (0.003)	$ 0.003	$ (0.002)	$ (0.003)
Diluted Earnings per Share:
Weighted average shares	99,742,719	92,845,756	98,072,787	92,377,922	92,668,273	91,240,812
Earnings per share	$ (0.001)	$ 0.003	$ (0.003)	$ 0.003	$ (0.002)	$ (0.003)